STOCKHOLDERS’ EQUITY	12 Months Ended
Oct. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 10 – STOCKHOLDERS’ EQUITY

Common Shares

The Company is authorized to issue an aggregate of 500,000,000 shares. The authorized capital stock is divided into: (i) 490,000,000 shares of common stock having a par value of $0.0001 per share and (ii) 10,000,000 shares of preferred stock having a par value of $0.0001 per share.

In January 2022, the Company entered into the January 2022 SPA with GPL, which has warrants attached that are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes. The Company determined the warrants are equity classified and used a third party to perform a valuation to estimate their fair market value at January 28, 2022, which was $994,091.

On April 28, 2022, the Company issued 4,500,000 shares of its $0.0001 par common stock at a price of $0.29 per share for a total aggregate fair value of $1,322,933 to GPL as default shares in connection with the January 2022 SPA (see Note 3, Note 6 and Note 9).

On July 11, 2022, the Company issued 60,000 shares of its $0.0001 par common stock to each of its five outside Directors for a total aggregate amount of 300,000 shares. The shares, or RSUs, vest in full upon the six-month anniversary of the IPO, subject to the directors’ continued service on the vesting date; upon issuance, the shares will be fully paid and non-assessable. The RSUs were recorded at a fair value of $0.29 per share for a total value of $88,200. Upon consummation of the IPO, the vesting period for these shares began and for the years ended October 31, 2023 and 2022, the Company recognized stock-based compensation in the amount of $88,200 and $0, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $0 as of the period ended October 31, 2023.

On October 17, 2022, the Company issued 1,100,000 restricted shares to two of its executives pursuant to the Plan. As the Plan was not adopted until October 17, 2022, these shares were recorded as of that date at a fair value of $0.29 per share; such value was calculated via a third-party valuation performed using income and market methods, as well as a discounted cash flow method, with the terminal value using a market multiples method, adjusted for a lack of marketability. As of October 31, 2022, the Company recorded 1,100,000 restricted shares at a fair value of $323,400 and for the years ended October 31, 2023 and 2022, the Company recognized stock-based compensation of $161,700 and $6,202, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $155,498 as of October 31, 2023.

In December 2022, the Company entered into subscription agreements with two accredited investors for the aggregate issuance of 400,000 common shares for aggregate gross cash proceeds of $400,000. The common shares are $0.0001 par value and have a purchase price of $1.00 per share.

In April 2023, the Company consummated its IPO and sold 2,000,000 shares of common stock at a public offering price of $3.00 per share for gross proceeds of $6,000,000.

In April 2023, upon consummation of its IPO, the Company also issued 375,000 commitment shares, the number of which was calculated by taking 25% of the outstanding principal balance of the January 2022 Notes of $4,500,000 and dividing it by the IPO price of $3.00 per share

On April 20, 2023, the Company issued 12,500 shares of common stock at a fair value of $2.00 per share to consultants in exchange for services rendered; the aggregate amount of $25,000 was recorded as fees for professional services as of the end of the period.

On May 1, 2023, the Company issued 700,000 restricted shares to six of its employees pursuant to the Plan (see Note 6); the shares were recorded at a fair value of $2.15 per share for an aggregate grant date fair value of $1,505,000, and for the years ended October 31, 2023 and 2022, the Company recognized stock-based compensation of $440,219 and $0, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $1,064,781 as of the period ended October 31, 2023.

On May 2, 2023, June 23, 2023 and July 11, 2023, the Company issued 25,000, 100,000 and 100,000 shares of common stock, par value of $0.0001, respectively, at a fair value of $2.10, $0.88 and $1.21, respectively, to consultants in exchange for services rendered; the aggregate amounts of $52,500, $88,000 and $121,000, respectively, were recorded as fees for professional services as of the end of the period.

On June 30, 2023, the Company issued 48,000 shares of common stock, par value of $0.0001, at a fair value of $1.67 to Marcum, LLP for an aggregate amount of $80,159 for partial satisfaction of an account payable.

On June 30, 2023, the Company issued a Form S-1/A, which registered for resale (i) up to 3,149,314 shares of common stock, par value $0.0001 per share which the selling stockholders may acquire upon the exercise of outstanding common warrants and (ii) up to 500,000 shares of common stock, which the selling stockholders may acquire upon the exercise of outstanding pre-funded warrants. Such warrants were issued to the selling stockholders in connection with securities purchase agreements entered into on January 28, 2022 and September 20, 2022. The Company recorded 699,848 shares of common stock that are not exercised but registered in accordance with their common warrant agreements and 500,000 shares of common stock that are not exercised but registered in accordance with their pre-funded warrant agreements upon the filing of this Form S-1/A.

On July 20, 2023, the Company issued 200,000 restricted shares pursuant to the Plan to Mr. Ingriselli (see Note 6) at a fair value of $1.07 per share for an aggregate fair value of $213,000. The shares vested fully on July 24, 2023 and the Company recognized stock-based compensation for the full value of the shares as of the end of the period.

On September 2, 2023, the Company issued 425,000 shares of its $0.0001 par common stock to four outside Directors with a fair value of $0.64 per share for a grant date value of $273,275. The shares, or RSUs, vest in full upon the six-month anniversary of the vesting commencement date (or August 28,2023), subject to the directors’ continued service on the vesting date. For the years ended October 31, 2023 and 2022, the Company recognized stock-based compensation in the amount of $96,016 and $0, respectively, within stock-based compensation expenses on the income statement, with unrecognized expense of $177,259 as of the period ended October 31, 2023.

On October 16, 2023, pursuant to the Peterson Employment Agreement, the Company issued Mr. Peterson is a grant of 1,000,000 shares of restricted stock pursuant to the Plan at a fair value of $0.27 per share for a grant date fair value of $271,000. The restricted stock grant vests over a period of two years, with 25% of the shares of restricted stock vesting six months after the Peterson Employment Agreement Effective Date, and the remainder vesting in equal tranches on each of the 12-, 18-, and 24-month anniversary dates of the Peterson Employment Agreement. As of October 31, 2023, the Company recognized stock-based compensation of $3,341 within stock-based compensation expenses on the income statement, with unrecognized expense of $267,659.

Warrants

January 2022 SPA with GPL Warrants

In January 2022, the Company entered into the January 2022 SPA with GPL, which had warrants attached that were exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes. The Company determined the warrants were equity classified and used a third party to perform a valuation to estimate their fair market value at January 28, 2022, which was $994,091. The factors used to determine their fair value were a term of 3 years, volatility of 92%, a share price based on comparable companies and an exercise price of 50% of the stock price upon the Company’s IPO.

Upon consummation of the IPO, the Company issued an aggregate of 2,519,451 warrants to the GPL investors at an exercise price of $1.03 and an expiration date of 3 years from the date of the IPO; on July 10, 2023, the Company entered into amendments to the warrant agreements with five of the six investors, whereby i) the exercise price was reduced from $1.03 to $0.80 and ii) the number of warrants was increased by a factor of 1.25 or 489,893 warrants in order to induce full, immediate exercise. Accordingly, 2,449,466 warrants (original number of warrants was 1,959,573) were exercised at an exercise price of $0.80 per share for aggregate proceeds (net of equity issuance costs of $146,938) of $1,812,635. The shares issued for the exercise of these warrants were registered for resale as part of the Form S-1/A filed on June 30, 2023. The Company accounted for the amendments as warrant modifications, whereby the effect of the modifications is measured as the difference in relative fair value immediately before the modification and after the modification; and any increase to the relative fair value is recognized as equity issuance costs.

To assess for the change in relative fair value, the Company performed a Black Scholes Option Model calculation to quantify the fair value of 1,959,573 common warrants under their original terms as of the modification date using the following assumptions: a share price of $1.43, an exercise price of $1.03, an expected term of 3.0 years, volatility of 136%, a dividend rate of 0% and a discount rate of 4.54%. The Company then performed a Black Scholes Option Model calculation to quantify the fair value of 2,449,466 common warrants with their new modified terms as of the modification date using the following assumptions: a share price of $1.53, an exercise price of $0.80, an expected term of 3.0 years, volatility of 136%, a dividend rate of 0% and a discount rate of 4.54%. The aggregate difference of approximately $0.3 million between the two calculated amounts was recorded as an equity issuance cost within equity during the period to account for the change in relative fair value.

On September 20, 2023, the Company and the sixth GPL investor entered into an amendment to their particular warrant agreement, pursuant to which the Company agreed to amend the warrant held by the holder in order to (i) reduce the exercise price of the warrant from an exercise price of $1.03 per share to $0.11 per share and (ii) add a customary cashless exercise provision to the warrant. On September 21, 2023, the holder delivered a notice of exercise to the Company exercising the Warrant, in full, on a “cashless basis,” pursuant to which an aggregate of 451,831 shares of common stock were issued to the holder on or before September 25, 2023.

The Company accounted for the amendments as warrant modifications, whereby the effect of the modifications is measured as the difference in relative fair value immediately before the modification and after the modification; and any increase to the relative fair value is recognized as equity issuance costs.

To assess for the change in relative fair value, the Company performed a Black Scholes Option Model calculation to quantify the fair value of 559,878 common warrants under their original terms as of the modification date using the following assumptions: a share price of $0.57, an exercise price of $1.03, an expected term of 3.0 years, volatility of 148%, a dividend rate of 0% and a discount rate of 4.82%. The Company then performed a Black Scholes Option Model calculation to quantify the fair value of 451,831 common warrants with their new modified terms as of the modification date using the following assumptions: a share price of $0.57, an exercise price of $0.11, an expected term of 3.0 years, volatility of 148%, a dividend rate of 0% and a discount rate of 4.82%. The aggregate difference of less than $1,000 between the two calculated amounts was recorded as an equity issuance cost within equity during the period to account for the change in relative fair value.

Other Warrants

In December 2022, the Company entered into subscription agreements with two accredited investors for the aggregate issuance of 400,000 common shares, as well as warrants to purchase additional shares up to the initial subscription amount; the warrants are exercisable for two years and have an exercise price equal to fifty percent of the price per share the Company sells its common shares in its IPO. The warrants were determined to be equity classified and were recorded at fair value in additional paid-in capital on the balance sheet for the period. Their fair value was based on the price the third-party investors paid for the original subscription agreements described above.

The Company also issued warrants to purchase 100,000 shares of common stock to the underwriters at an exercise price of $3.30 per share (110% of public offering price).

A summary of the warrant activity during the years ended October 31, 2023 and 2022 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, November 1, 2021	-	$-	-	$-
Issued	-	-	-	-
Outstanding, November 1, 2022	-	-	-	-
Issued	4,776,046	1.04	3.1	-
Exercised	(2,901,298)	1.03	-	-
Cancelled	-	-	-	-
Expired	(108,047)	-	-	-
Outstanding, October 31, 2023	1,766,702	$1.12	3.9	$211,200

Exercisable, October 31, 2023	1,766,702	$1.12	3.9	$211,200

A summary of outstanding and exercisable warrants as of October 31, 2023 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.01	400,000	4.5	400,000
$1.50	400,000	1.1	400,000
$3.30	100,000	4.5	100,000
$1.20	866,702	4.9	866,702
	1,766,702	3.9	1,766,702

Stock Options

A summary of the option activity during the years ended October 31, 2023 and 2022 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, November 1, 2021	-	$-	-	$-
Issued	-	-	-	-
Outstanding, November 1, 2022	-	-	-	-
Issued	120,000	0.52	4.8	1,800
Exercised	-	-	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, October 31, 2023	120,000	$0.52	4.8	$1,800

Exercisable, October 31, 2023	90,000	$0.52	4.8	$1,350

A summary of outstanding and exercisable options as of October 31, 2023 and 2022 is presented below:

Options Outstanding		Options Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.52	120,000	4.8	90,000
	120,000	4.8	90,000

On August 15, 2023, the Company issued five-year options to purchase 120,000 shares of the Company’s common stock to a consultant of the Company, pursuant to the Plan. The options have an exercise price of $0.52 per share and vest monthly over a period of 24 months, beginning on the vesting commencement date. The options have a grant date fair value of $55,711, which will be recognized over the vesting term.

The assumptions used in the Black-Scholes valuation method for these options issued in 2023 were as follows:

Risk free interest rate	4.36%
Expected term (years)	5.0
Expected volatility	137.1%
Expected dividends	0%